Stock Based Compensation	9 Months Ended	12 Months Ended
	Jul. 03, 2011	Oct. 03, 2010
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 5-Stock Based Compensation

Option Agreements:

On March 26, 2009, the Board of Directors of Optex Systems Holdings adopted the 2009 Stock Option Plan providing for the issuance of up to 6,000,000 shares to Optex Systems Holdings’ officers, directors, employees and independent contractors who provide services to Optex Systems Holdings.

Options granted under the 2009 Stock Option Plan vest as determined by the Board of Directors of Optex Systems Holdings or any committee set up to act as a compensation committee of the Board of Directors and terminate after the earliest of the following events: (i) expiration of the option as provided in the option agreement, (ii) 90 days following the date of termination of the employee, or (iii) ten years from the date of grant (five years from the date of grant for incentive options granted to an employee who owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings stock at the date of grant). In some instances, granted stock options are immediately exercisable into restricted shares of common stock, which vest in accordance with the original terms of the related options. Optex Systems Holdings recognizes compensation expense ratably over the requisite service period.

The option price of each share of common stock is determined by the Board of Directors or compensation committee (when one is established), provided that with respect to incentive stock options, the option price per share will in all cases be equal to or greater than 100% of the fair value of a share of common stock on the date of the grant, except an incentive stock option granted under the 2009 Stock Option Plan to a shareholder that owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings’ stock, will have an exercise price of not less than 110% of the fair value of a share of common stock on the date of grant. No participant may be granted incentive stock options, which would result in shares with an aggregate fair value of more than $100.0 thousand first becoming exercisable in one calendar year.

On March 30, 2009, 1,414,649 stock options with an exercise price of $0.15 per share were granted to an officer of Optex Systems Holdings. These options vest as follows: 34% after the first year, and 33% each after the second and third years. These options have a seven year term from the date of issuance.

On May 14, 2009, 1,267,000 stock options were issued to other Optex Systems Holdings employees, including options to purchase 250,000 shares to one executive officer. These stock options vest 25% per year after each year of employment and have a seven year term from the date of issuance. For shares granted as of May 14, 2009, Optex Systems Holdings currently anticipates an annualized employee turnover rate of approximately 5% per year during the next few years. As a result, it anticipates that only 1,116,349 of the 1,267,000 stock options will be vested by the end of the contract term.

As of July 3, 2011, 1,509,315 of the total awarded stock options had vested and 144,000 stock options had been forfeited due to employee turnover.

Optex Systems Holdings recorded compensation costs for options and shares granted under the plan amounting to $23 and $73 thousand for the three and nine months ended July 3, 2011, respectively, as compared to $25 and $72 thousand for the three and nine months ended June 27, 2010, respectively. The impact of these expenses is immaterial to the basic and diluted net loss per share for the three and nine months ended July 3, 2011 and June 27, 2010. A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of Optex Systems Holdings’ common stock and the exercise price at the date of option exercise. No tax deduction is allowed for incentive stock options. Accordingly, no deferred tax asset is recorded for GAAP expense related to these options.

Management has valued the options at their date of grant utilizing the Black-Scholes-Merton option pricing model. The fair value of the underlying shares was determined based on the closing price of Optex Systems Holdings’ publicly-traded shares on the grant date. The expected volatility was calculated using the historical volatility of a diversified index of companies in the defense, homeland security, and space industry in accordance with FASB ASC 718-10-S99-1. In making this determination and trying to identify comparable companies, Optex Systems Holdings considered the industry, stage of life cycle, size and financial leverage of such other entities. Based on the development stage of Optex Systems Holdings at the valuation date, similar companies with sufficient historical data were not available. Optex Systems Holdings utilized the three year volatility of the SPADE Defense Index, which is a diversified index of 58 companies in the same industry as Optex Systems Holdings. The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of options used was based on the contractual life of the option grant. Optex Systems Holdings determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future and the assumption that the company does not presently have any intention of paying cash dividends on its common stock

Optex Systems Holdings has granted stock options to officers and employees as follows:

Date ofGrant	Shares Granted	Exercise Price	Shares Outstanding As of 7/03/11	ExpirationDate	VestingDate
03/30/09	480,981	$0.15	480,981	03/29/2016	03/30/2010
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2011
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2012
05/14/09	316,750	$0.15	280,750	05/13/2016	05/14/2010
05/14/09	316,750	$0.15	280,750	05/13/2016	05/14/2011
05/14/09	316,750	$0.15	280,750	05/13/2016	05/14/2012
05/14/09	316,750	$0.15	280,750	05/13/2016	05/14/2013
Total	2,681,649		2,537,649

The following table summarizes the status of Optex Systems Holdings’ aggregate stock options granted under the incentive stock option plan:
Subject to Exercise	Numberof Shares Remaining Options	Weighted Average Intrinsic Price	Weighted Average Life (Years)	Aggregate Value
Outstanding as of October 3, 2010	2,598,649	$-	4.13	$-
Granted – 2011	-	$-	-	-
Forfeited – 2011	(61,000)	$-	-	-
Exercised – 2011	-	$-	-	-
Outstanding as of July 3, 2011	2,537,649	$-	3.38	$-
Exercisable as of July 3, 2011	1,509,315	$-	2.69	$-

There were no new options granted or exercised during the three and nine months ended July 3, 2011. The total intrinsic value of options forfeited during the three and nine months ended July 3, 2011 was $0.
The following table summarizes the status of Optex Systems Holdings’ aggregate non-vested shares granted under the 2009 Stock Option Plan:

	Number of Non-vested Shares Subject to Options	Weighted- Average Grant-Date Fair Value
Non-vested as of October 3, 2010	1,821,668	$0.14
Non-vested granted — Nine Months ended July 3, 2011	-	$0.00
Vested — Nine Months ended July 3, 2011	(732,334)	$0.14
Forfeited — Nine Months ended July 3, 2011	(61,000)	$0.14
Non-vested as of July 3, 2011	1,028,334	$0.14

As of July 3, 2011, the unrecognized compensation cost related to non-vested share based compensation arrangements granted under the plan was approximately $139 thousand. This cost is expected to be recognized on a straight line basis through May 13, 2013. The total fair value of options and shares vested during the nine months ended July 3, 2011 was $0.
Warrant Agreements:

Optex Systems Holdings calculates the fair value of warrants issued with debt or preferred stock using the Black-Scholes-Merton valuation method. The total proceeds received in the sale of debt or preferred stock and related warrants are allocated among these financial instruments based on their relative fair values. The discount arising from assigning a portion of the total proceeds to the warrants issued is recognized as interest expense for debt from the date of issuance to the earlier of the maturity date of the debt or the conversion dates using the effective yield method.

As of July 3, 2011, Optex Systems Holdings had the following warrants outstanding:

	Grant Date	Warrants Granted	Exercise Price	Outstanding as of 07/03/11	Expiration Date	Term
Private Placement Stock Holders	3/30/2009	8,131,667	$0.450	8,131,667	3/29/2014	5 years
Finder Fee on Private Placement	3/30/2009	717,000	$0.165	717,000	3/29/2014	5 years
Longview Fund Allonge Agreement	1/5/2010	100,000	$0.150	100,000	1/4/2013	3 years
Peninsula Bank Business Funding - Line of Credit	3/4/2010	1,000,000	$0.100	1,000,000	3/3/2016	6 years
Total Warrants		9,948,667		9,948,667

During the three and nine months ended July 3, 2011 Optex Systems Holdings recorded a total of $0 and $12 thousand in interest expense, respectively, related to the outstanding warrants. As of July 3, 2011 the interest expense on outstanding warrants was fully amortized. These warrants are not included in the computation of weighted average of shares as it would be anti-dilutive.

Note 12-Stock Based Compensation

On March 26, 2009, the Board of Directors adopted the 2009 Stock Option Plan providing for the issuance of up to 6,000,000 shares to Optex Systems Holdings officers, directors, employees and to independent contractors who provide services to Optex Systems Holdings.

Options granted under the 2009 Stock Option Plan vest as determined by the Board of Directors of Optex Systems Holdings or a committee set up to act as a compensation committee of the Board of Directors and terminate after the earliest of the following events: (i) expiration of the option as provided in the option agreement, (ii) 90 days following the date of termination of the employee, or (iii) ten years from the date of grant (five years from the date of grant for incentive options granted to an employee who owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings stock at the date of grant). In some instances, granted stock options are immediately exercisable into restricted shares of common stock, which vest in accordance with the original terms of the related options. Optex Systems Holdings recognizes compensation expense ratably over the requisite service period.

The option price of each share of common stock is determined by the Board of Directors or a committee set up to act as a compensation committee, provided that with respect to incentive stock options, the option price per share will in all cases be equal to or greater than 100% of the fair value of a share of common stock on the date of the grant, except an incentive option granted under the 2009 Stock Option Plan to a shareholder that owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings’ stock, will have an exercise price of not less than 110% of the fair value of a share of common stock on the date of grant. No participant may be granted incentive stock options, which would result in shares with an aggregate fair value of more than $100,000 first becoming exercisable in one calendar year.

On March 30, 2009, 1,414,649 stock options with an exercise price of $0.15 were granted to an officer of Optex Systems Holdings which vest as follows: 34% after the first year, and 33% each after the second and third years. These options carry a grant expiration date of seven years after issuance. On May 14, 2009, 1,267,000 stock options were issued to other Optex Systems Holdings employees, including 250,000 shares to one officer. These stock options vest 25% per year after each year of employment and carry a grant expiration date of seven years after issuance. For shares granted as of May 14, 2009, Optex Systems Holdings anticipates an annualized employee turnover rate of 3% per year, and as such anticipates that only 1,174,786 of the 1,267,000 shares will vest as of the end of the contract term.

As of October 3, 2010, 776,981 of the awarded stock options had vested and 83,000 shares had been forfeited due to employee turnover. As of September 30, 2009, none of the awarded stock options had vested and 14,000 shares had been forfeited due to employee turnover.
Optex Systems Holdings recorded compensation costs for options and shares granted under the plan amounting to $97,311 and $39,528 for the fiscal years ended October 3, 2010 and September 30, 2009, respectively The impact of this expense was immaterial to the basic and diluted net loss per share for the fiscal years ended October 3, 2010 and September 30, 2009. A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of Optex Systems Holdings’ common stock and the exercise price at the date of exercise. For the year ended October 3, 2010, estimated deferred tax assets related to option compensation costs were $33,085 and have been recorded for the tax effect of the financial statement expense. For the year ended September 30, 2009 the estimated deferred tax assets related to option compensation costs were $13,440 and have been recorded for the tax effect of the financial statement expense. No tax deduction is allowed for incentive stock options. Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

Management has valued the options at their date of grant utilizing the Black-Scholes-Merton option pricing model. The fair value of the underlying shares was determined based on the opening price of Optex Systems Holdings’ publicly-traded shares as of September 28, 2009. Further, the expected volatility was calculated using the historical volatility of a diversified index of companies in the defense, homeland security, and space industry in accordance with FASB ASC 718-10-S99-1 (Prior authoritative literature: Question 6 of SAB Topic 14.D.1). In making this determination and trying to find another comparable company, Optex Systems Holdings considered the industry, stage of life cycle, size and financial leverage of such other entities. Based on the development stage of Optex Systems Holdings, similar companies with sufficient historical data were not available. Optex Systems Holdings utilized the three year volatility of the SPADE Defense Index, which is a diversified index of 58 companies in the same industry as Optex Systems Holdings. The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of options used was based on the contractual life of the option grant. Optex Systems Holdings determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future and the assumption that Optex Systems Holdings does not presently have any intention of paying cash dividends on its common stock.

Optex Systems Holdings has granted stock options to officers and employees as follows:

Date of	Shares	Exercise	Shares Outstanding	Expiration	Vesting
Grant	Granted	Price	As of 10/03/10	Date	Date

03/30/09	480,981	$0.15	480,981	03/29/2016	03/30/2010
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2011
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2012
05/14/09	316,750	$0.15	296,000	05/13/2016	05/14/2010
05/14/09	316,750	$0.15	296,000	05/13/2016	05/14/2011
05/14/09	316,750	$0.15	296,000	05/13/2016	05/14/2012
05/14/09	316,750	$0.15	296,000	05/13/2016	05/14/2013
Total	2,681,649		2,598,649
The following table summarizes the status of Optex Systems Holdings’ aggregate stock options granted under the incentive stock option plan:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Intrinsic	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value

Outstanding as of September 30, 2009	2,667,649	$0.21	5.14	560,206
Granted – 2010	—	$—	—	—
Forfeited – 2010	(69,000)	$—	—	—
Exercised – 2010	—	$—	—	—
Outstanding as of October 3, 2010	2,598,649	$—	4.13	—

Exercisable as of October 3, 2010	776,981	$—	—	$—

There were no new options granted or exercised during the year ended October 3, 2010. The total intrinsic value of options forfeited during the year ended October 3, 2010 was $0.

The following table summarizes the status of Optex Systems Holdings’ aggregate non-vested shares granted under the 2009 Stock Option Plan (See Note 9):

	Number of Non- vested Shares Subject to Options	Weighted- Average Grant- Date Fair Value
Non-vested as of September 30, 2009	2,667,649	$0.14
Non-vested granted — year ended October 3, 2010	—	$0.00
Vested — year ended October 3, 2010	(776,981)	$0.12
Forfeited — year ended October 3, 2010	(69,000)	$0.15
Non-vested as of September 29, 2009	1,821,668	$0.15

The total share-based compensation expense of Optex Systems Holdings, Inc during fiscal years 2010 and 2009 attributable to the stock option grants was $97,311 and $39,528, respectively, and was charged as general and administrative compensation expense for each of the respective fiscal years. As of October 3, 2010, the unrecognized compensation cost related to non-vested share based compensation arrangements granted under the plan was approximately $226,979. These costs are expected to be recognized on a straight line basis from March 30, 2009 through May 13, 2013. The total fair value of options and shares vested during the year ended October 3, 2010 was $93,742.

For the fiscal year ended September, 27, 2009, Optex Systems Holdings issued 480,000 shares of common stock at a market value of $0.30 per share for a total $144,000 and paid $150,000 cash to a vendor in support of an investor relations agreement executed on June 29, 2009. Pursuant to the agreement, the shares are earned over the life of the contract at the rate of 40,000 shares per month through June 2010. Optex Systems Holdings expensed $ 108,000 and $36,000 for shares earned during fiscal years 2010 and 2009, respectively and the unamortized balance of shares issued against the contract is zero as of October 3, 2010.

There were no stock options issued to Optex Systems Holdings employees or equity instruments issued to consultants and vendors in fiscal 2010.

Warrant Agreements:  Optex Systems Holdings calculates the fair value of warrants issued with debt or preferred stock using the Black-Scholes-Merton valuation method. The total proceeds received in the sale of debt or preferred stock and related warrants are allocated among these financial instruments based on their relative fair values. The discount arising from assigning a portion of the total proceeds to the warrants issued is recognized as interest expense for debt from the date of issuance to the earlier of the maturity date of the debt or the conversion dates using the effective yield method.

As of October 3, 2010, Optex Systems Holdings had the following warrants outstanding:
	Grant Date	Warrants Granted	Exercise Price	Outstanding as of 10/03/10	Expiration Date	Term
Private Placement Stock Holders	3/30/2009	8,131,667	$0.450	8,131,667	3/29/2014	5 years
Finder Fee on Private Placement	3/30/2009	717,000	$0.165	717,000	3/29/2014	5 years
Longview Fund Allonge Agreement	1/5/2010	100,000	$0.150	100,000	1/4/2013	3 years
Peninsula Bank Business Funding - Line of Credit	3/4/2010	1,000,000	$0.100	1,000,000	3/3/2016	6 years
Total Warrants		9,948,667		9,948,667

During the period ended October 3, 2010, Optex Systems Holdings recorded a total of $19,500 in interest expense related to the outstanding warrants and has an unamortized interest balance of $12,500. These warrants are not included in the computation of weighted average of shares as it would be anti-dilutive.